Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds U.S. Small and Mid Cap Equity Fund
Entity Central Index Key	0002026099
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
American Funds® U.S. Small and Mid Cap Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class A
Trading Symbol	SMDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-A
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 79 *	0.81% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 79	[1]
Expense Ratio, Percent	0.81%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 11.47% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-A
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class A (with sales charge) 2	5.06%
American Funds U.S. Small and Mid Cap Equity Fund — Class A (without sales charge) 2	11.47%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class A shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 139,090,000
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 204,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net ass ets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class C
Trading Symbol	SMDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-C
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 79 *	0.81% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 79	[1]
Expense Ratio, Percent	0.81%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 11.47% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-C
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class C (with sales charge) 2	10.47%
American Funds U.S. Small and Mid Cap Equity Fund — Class C (without sales charge) 2	11.47%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class C shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 139,090,000
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 204,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class T
Trading Symbol	SMDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 77 *	0.79% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 77	[1]
Expense Ratio, Percent	0.79%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 11.49% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class T (with sales charge) 2	8.66%
American Funds U.S. Small and Mid Cap Equity Fund — Class T (without sales charge) 2	11.49%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class T shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 139,090,000
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 204,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class F-1
Trading Symbol	SMDJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-F1
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 77 *	0.79% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 77	[1]
Expense Ratio, Percent	0.79%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 11.47% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-F1
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class F-1 2	11.47%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class F-1 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest
directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 139,090,000
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 204,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class F-2
Trading Symbol	SMDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-F2
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 79 *	0.81% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 79	[1]
Expense Ratio, Percent	0.81%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 11.47% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-F2
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class F-2 2	11.47%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class F-2 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 139,090,000
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 204,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class F-3
Trading Symbol	SMDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-F3
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 51 *	0.52% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher
.
†
Annualized.

Expenses Paid, Amount	$ 51	[1]
Expense Ratio, Percent	0.52%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 11.75% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-F3
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class F-3 2	11.75%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class F-3 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 139,090,000
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 204,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class 529-A
Trading Symbol	CMDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-529A
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 85 *	0.87% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 85	[1]
Expense Ratio, Percent	0.87%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 11.45% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-529A
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-A (with sales charge) 2	7.58%
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-A (without sales charge) 2	11.45%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class 529-A shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 139,090,000
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 204,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class 529-C
Trading Symbol	CMDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-529C
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 85 *	0.87% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 85	[1]
Expense Ratio, Percent	0.87%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 11.45% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-529C
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-C (with sales charge) 2	10.45%
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-C (without sales charge) 2	11.45%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class 529-C shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 139,090,000
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 204,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class 529-E
Trading Symbol	CMDJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-529E
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 85 *	0.87% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 85	[1]
Expense Ratio, Percent	0.87%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 11.45% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-529E
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-E 2	11.45%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class 529-E shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 139,090,000
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 204,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class 529-T
Trading Symbol	CMDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 83 *	0.85% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 83	[1]
Expense Ratio, Percent	0.85%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 11.47% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-T (with sales charge) 2	8.65%
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-T (without sales charge) 2	11.47%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class 529-T shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 139,090,000
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 204,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class 529-F-1
Trading Symbol	CMDLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-529F1
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 83 *	0.85% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 83	[1]
Expense Ratio, Percent	0.85%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 11.45% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-529F1
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-F-1 2	11.45%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class 529-F-1 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 139,090,000
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 204,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds U.S. Small and Mid Cap Equity Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class 529-F-2
Trading Symbol	CMDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-529F2
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 84 *	0.86% †
*
Based on operations for the period from
September 27, 2024
to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 84	[1]
Expense Ratio, Percent	0.86%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 11.45% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-529F2
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-F-2 2	11.45%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class 529-F-2 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 139,090,000
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 204,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (p erce nt of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class 529-F-3
Trading Symbol	CMDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-529F3
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 57 *	0.58% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 57	[1]
Expense Ratio, Percent	0.58%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 11.73% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-529F3
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-F-3 2	11.73%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class 529-F-3 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 139,090,000
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 204,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands )	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class R-1
Trading Symbol	RMDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 53 *	0.54% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 53	[1]
Expense Ratio, Percent	0.54%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 11.74% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class R-1 2	11.74%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class R-1 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 139,090,000
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 204,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class R-2
Trading Symbol	RMDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-R2
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 58 *	0.59% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 58	[1]
Expense Ratio, Percent	0.59%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 11.67% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-R2
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class R-2 2	11.67%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class R-2 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 139,090,000
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 204,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class R-2E
Trading Symbol	RMDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-R2E
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 54 *	0.55% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 54	[1]
Expense Ratio, Percent	0.55%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 11.71% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-R2E
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class R-2E 2	11.71%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class R-2E shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 139,090,000
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 204,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class R-3
Trading Symbol	RMDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-R3
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 52 *	0.53% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 52	[1]
Expense Ratio, Percent	0.53%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 11.73% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-R3
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class R-3 2	11.73%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class R-3 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 139,090,000
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 204,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class R-4
Trading Symbol	RMDJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-R4
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 52 *	0.53% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 52	[1]
Expense Ratio, Percent	0.53%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 11.74% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-R4
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class R-4 2	11.74%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class R-4 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 139,090,000
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 204,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class R-5E
Trading Symbol	RMDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-R5E
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 52 *	0.53% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would
be higher.
†
Annualized.

Expenses Paid, Amount	$ 52	[1]
Expense Ratio, Percent	0.53%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 11.73% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-R5E
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class R-5E 2	11.73%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class R-5E shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 139,090,000
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 204,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class R-5
Trading Symbol	RMDLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-R5
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 52 *	0.53% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 52	[1]
Expense Ratio, Percent	0.53%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 11.74% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-R5
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class R-5 2	11.74%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class R-5 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 139,090,000
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 204,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class R-6
Trading Symbol	RMDMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-R6
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 50 *	0.51% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 50	[1]
Expense Ratio, Percent	0.51%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 11.75% for the period from September 27, 2024 to
August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-R6
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class R-6 2	11.75%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class R-6 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange
Group
.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 139,090,000
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 204,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)

[1]	Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
[2]	Annualized.